Related party transactions (Details) - Schedule of related party transaction - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions (Details) - Schedule of related party transaction [Line Items]
Short term benefits	SFr 570,623	SFr 888,660	SFr 1,203,128
Post-employee benefits years	26,870	42,560	55,278
Share-based payment charge	261,988	159,235	264,881
Total	859,481	1,090,455	1,523,287
Executive Management [Member]
Related party transactions (Details) - Schedule of related party transaction [Line Items]
Short term benefits	407,147	717,905	1,002,707
Post-employee benefits years	26,870	42,560	55,278
Share-based payment charge	204,840	109,912	204,224
Total	638,857	870,377	1,262,209
Board of Directors [Member]
Related party transactions (Details) - Schedule of related party transaction [Line Items]
Short term benefits	163,476	170,755	200,421
Post-employee benefits years
Share-based payment charge	57,148	49,323	60,657
Total	SFr 220,624	SFr 220,078	SFr 261,078